ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2023
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES
31. ENTITY-WIDE DISCLOSURES
    The following table presents an analysis of net revenues by geographic location of the Group’s customers for the years ended December 31, 2023 and 2021, including the effects of foreign currency hedge transactions. Revenues by geography presented for material individual countries are not necessarily correlated to shipments of cars as certain countries include revenues from sponsorship and commercial activities relating to Ferrari’s participation in the Formula 1 World Championship.

	For the years ended December 31,
	2023	2022	2021
	(€ thousand)
Italy	442,760	379,898	409,992
Rest of EMEA	2,428,783	2,045,888	1,869,864
of which UK	625,930	536,280	457,060
of which Germany	493,930	430,380	367,087
Americas (1)	1,762,530	1,407,790	1,097,904
of which United States of America	1,535,772	1,198,834	930,316
Mainland China, Hong Kong and Taiwan	583,760	621,407	332,971
of which Mainland China	479,882	533,724	249,275
Rest of APAC (2)	752,313	640,271	560,163
Total net revenues	5,970,146	5,095,254	4,270,894
______________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.

Revenues in the Netherlands, the Company’s country of domicile, for the years ended December 31, 2023, 2022 and 2021 amounted to €68,605 thousand, €56,748 thousand and €41,892 thousand, respectively.

The following table presents an analysis of non-current assets other than financial instruments and deferred tax assets by geographic location:

	At December 31,
	2023			2022
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,532,516	785,182	1,419,447	1,418,846	785,182	1,307,127
Rest of EMEA	5,388	—	—	4,830	—	—
Americas (1)	29,701	—	—	27,233	—	—
Mainland China, Hong Kong and Taiwan	3,100	—	—	4,598	—	—
Rest of APAC (2)	4,495	—	252	2,318	—	261
Total	1,575,200	785,182	1,419,699	1,457,825	785,182	1,307,388
______________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.